BORROWINGS AND LEASES (Details) € in Millions, ₱ in Billions	6 Months Ended
	Jun. 27, 2025 EUR (€)	Jun. 28, 2024 EUR (€)	Jun. 27, 2025 PHP (₱)	Dec. 31, 2024 EUR (€)
Non-current:
Total non-current borrowings	€ 9,755			€ 9,940
Current:
Total current borrowings	2,257			1,391
Euro denominated bonds
Non-current:
Total non-current borrowings	7,867			7,903
Current:
Total current borrowings	1,645			1,150
Foreign currency bonds (swapped into Euro)
Non-current:
Total non-current borrowings	427			478
Australian dollar denominated bonds
Non-current:
Total non-current borrowings	257			295
Current:
Total current borrowings	46			31
Foreign currency bonds (swapped into Australian dollar or New Zealand dollar)
Non-current:
Total non-current borrowings	318			330
PHP Term loan due 2034
Non-current:
Total non-current borrowings	353			387
Philippines peso denominated bonds
Current:
Total current borrowings	30			49
Euro commercial paper
Current:
Total current borrowings	355			0
Current commercial papers issued and current portion of non-current commercial papers issued	5,346	€ 4,778
Repayments of current borrowings	4,991	€ 3,645
Lease obligations
Non-current:
Total non-current borrowings	533			547
Lease obligations
Current:
Total current borrowings	181			€ 161
Floating Rate Notes due 2027
Current:
Notional amount	300
500 million, 3.125% due 2031
Current:
Notional amount	€ 500
Borrowings, interest rate	3.125%		3.125%
350 million, 2.375% due 2025
Current:
Notional amount	€ 350
Borrowings, interest rate	2.375%		2.375%
PHP3.5 billion, 6.000% loan
Current:
Notional amount | ₱			₱ 3.5
Borrowings, interest rate	6.00%		6.00%